Inventories	12 Months Ended
Dec. 31, 2012
Inventories
6.	INVENTORIES

Inventories are comprised of:

	December 31, 2012	December 31, 2011
Finished goods	1,249,725	1,530,752
Raw materials and purchased parts	584,799	757,054
Work-in-process	238,665	305,090

Total inventories	2,073,189	2,592,896

As of December 31, 2012 and 2011, the write-down of inventories to their net realizable value following the related market price decreases was $102,872 and $70,240, respectively.

The change in the write-downs of inventories by segment for the years ended December 31 is presented below:

	2012	2011	2010
Steel segment	14,308	3,873	(15,970)
Mining segment.	18,399	16,605	(6,614)
Ferroalloy segment	8,399	276	2,186
Energy segment	(71)	(2,478)	173

Total change in the write-down of inventories	41,035	18,276	(20,225)